Management of Capital	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Management of Capital
26.	MANAGEMENT OF CAPITAL

The Company’s objectives of capital management are to safeguard its ability to support the Company’s normal operating requirements on an ongoing basis, continue the development and exploration of its mineral properties and support any expansionary plans.

The capital of the Company consists of items included in shareholders’ equity and debt, net of cash and cash equivalents and short term investments as follows:

	At December 31 2018	At December 31 2017
Shareholders’ equity	$9,875	$14,184
Debt	2,867	2,483
	12,742	16,667
Less:
Cash and cash equivalents	(134)	(186)
Short term investments	(38)	(48)
	$12,570	$16,433

The Company manages its capital structure and makes adjustments in light of changes in its economic environment and the risk characteristics of the Company’s assets. To effectively manage the entity’s capital requirements, the Company utilizes a planning, budgeting and forecasting process to help determine the funds required to ensure the Company has the appropriate liquidity to meet its operating and growth objectives. The Company ensures that there are sufficient committed loan facilities to meet its short-term business requirements, taking into account its anticipated cash flows from operations and its holdings of cash and cash equivalents and short term investments.

To maintain or adjust its capital structure, the Company may purchase shares for cancellation pursuant to Normal Course Issuer bids. In October, 2018, the Company received approval of its Notice of Intention to Make a Normal Course Issuer Bid (the “NCIB”) to repurchase its common shares through the facilities of the Toronto Stock Exchange, the New York Stock exchange or other Canadian and United States market places. All shares will be canceled upon purchase. Pursuant to the NCIB, the Company can purchase up to 43,476,502 Common Shares over a twelve month period commencing on October 31, 2018. The NCIB will expire no later than October 30, 2019. During the year ended December 31, 2018, the Company repurchased 2,290,063 shares at a cost of $21 million. Of this amount, $48 million reduced share capital and $27 million was recognized in Deficit.

At December 31, 2018, the Company expects its capital resources and projected future cash flows from operations to support its normal operating requirements on an ongoing basis, and planned development and exploration of its mineral properties and other expansionary plans. At December 31, 2018, there was no externally imposed capital requirement to which the Company was subject and with which the Company did not comply.